PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, 2018 and 2019 Convertible Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Convertible Notes With Cash Conversion Option [Abstract]
Equity component	$ 240,582	$ 152,714
Recognized total interest expense for coupon interest	14,312	6,936
Amortization of debt discount	$ 33,334	14,154	$ 0
2018 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Jun. 18, 2018
Maturity date	Jul. 01, 2023
Principal amount	$ 575,000
Interest rate	2.25%
Initial conversion rate (ADSs per $1 principal amount) | $ / shares	50.5165
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares	19.80
Agreed conversion date	Jan. 01, 2023
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 410,926
Effective interest rate	9.38%
Equity component	$ 152,714
Debt issuance cost, allocated in proportion to the allocation of proceeds	$ 11,360
2019 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Nov. 18, 2019
Maturity date	Dec. 01, 2024
Principal amount	$ 1,150,000
Interest rate	1.00%
Initial conversion rate (ADSs per $1 principal amount) | $ / shares	19.9475
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares	50.13
Agreed conversion date	Jun. 01, 2024
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 897,918
Effective interest rate	6.03%
Equity component	$ 240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	$ 11,500
2019 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares) | $ / shares	50.13
Capped calls initial cap price (in dollars per shares) | $ / shares	70.36
Capped call transaction price	$ 97,060
2019 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped calls economic dilutive potential common stock (in shares) | shares	22,940,000
Parent Company [Member]
Convertible Notes With Cash Conversion Option [Abstract]
Recognized total interest expense for coupon interest	$ 14,312	6,936
Amortization of debt discount	$ 33,334	$ 14,154
Parent Company [Member] | 2018 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		Jun. 18, 2018
Maturity date		Jul. 01, 2023
Principal amount		$ 575,000
Interest rate		2.25%
Initial conversion rate (ADSs per $1 principal amount) | $ / shares		50.5165
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares		19.80
Agreed conversion date		Jan. 01, 2023
Convertible Notes With Cash Conversion Option [Abstract]
Liability component		$ 410,926
Effective interest rate		9.38%
Equity component		$ 152,714
Debt issuance cost, allocated in proportion to the allocation of proceeds		$ 11,360
Parent Company [Member] | 2019 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Nov. 18, 2019
Maturity date	Dec. 01, 2024
Principal amount	$ 1,150,000
Interest rate	1.00%
Initial conversion rate (ADSs per $1 principal amount) | $ / shares	19.9475
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares	50.13
Agreed conversion date	Jun. 01, 2024
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 897,918
Effective interest rate	6.03%
Equity component	$ 240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	$ 11,500
Parent Company [Member] | 2019 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares) | $ / shares	50.13
Capped calls initial cap price (in dollars per shares) | $ / shares	70.36
Capped call transaction price	$ 97,060
Parent Company [Member] | 2019 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped calls economic dilutive potential common stock (in shares) | shares	22,940,000